Nature of Business	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Note 1 - Nature of Business

Amesite Inc. (the “Company”) was formed in 2017 and is in the early stages of research and development of educational software that may be used at higher educational institutions.

Through December 31, 2017, the company had yet to generate revenue from its services and products. The Company’s activities are subject to significant risks and uncertainties, including failure to secure additional funding to execute the current business plan.

Note 1 - Nature of Business

Amesite Inc. (the “Company”) was formed in 2017 and is in the early stages of research and development of educational software that may be used at higher educational institutions.

Through March 31, 2018, the company had yet to generate revenue from its services and products. The Company’s activities are subject to significant risks and uncertainties, including failure to secure additional funding to execute the current business plan.